Schedule of Future Minimum Commitemet (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation to transporter, 2017	$ 4,380
Contractual obligation to transporter, 2018	4,380
Contractual obligation to transporter, 2019	$ 768